FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 87,331	SFr 83,565
Investment securities	2,489	3,090
Loans	19,528	20,820
Other assets	9,383	25,627
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Short-term borrowings	4,061	3,112
Long-term debt	72,868	80,931
Other liabilities	9,493	11,754
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	39,485
Loans	252,535	248,326
Other assets	171,514	148,491
Financial liabilities
Due to banks and deposits	374,620	359,614
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,200
Short-term borrowings	11,324	5,546
Long-term debt	120,448	116,676
Other liabilities	62,291	63,921
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	39,485
Loans	260,622	256,789
Other assets	171,864	148,799
Financial liabilities
Due to banks and deposits	374,598	360,020
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,401
Short-term borrowings	11,327	5,545
Long-term debt	122,741	118,099
Other liabilities	62,293	64,050
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	121,075	92,547
Financial liabilities
Due to banks and deposits	199,721	206,475
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	1,595	32
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	39,485
Loans	256,020	250,639
Other assets	49,353	54,359
Financial liabilities
Due to banks and deposits	174,877	153,545
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,401
Short-term borrowings	11,327	5,545
Long-term debt	122,220	117,321
Other liabilities	60,573	63,440
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	4,602	6,150
Other assets	1,436	1,893
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	521	778
Other liabilities	125	578
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	87,331	83,565
Investment securities	2,192	2,698
Loans	19,528	20,820
Other assets	9,383	25,626
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,634	32,398
Short-term borrowings	4,061	3,112
Long-term debt	71,970	80,002
Other liabilities	9,487	11,745
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	39,871
Loans	237,292	231,395
Other assets	171,602	150,743
Financial liabilities
Due to banks and deposits	363,631	349,015
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,200
Short-term borrowings	11,324	5,546
Long-term debt	115,355	112,091
Other liabilities	62,376	63,970
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	39,872
Loans	244,184	238,545
Other assets	171,890	150,992
Financial liabilities
Due to banks and deposits	363,607	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,401
Short-term borrowings	11,327	5,545
Long-term debt	117,505	113,416
Other liabilities	62,372	64,106
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	4
Other assets	118,888	90,740
Financial liabilities
Due to banks and deposits	190,446	197,645
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	1,595	32
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	39,872
Loans	239,582	232,391
Other assets	51,678	58,456
Financial liabilities
Due to banks and deposits	173,161	151,774
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	14,401
Short-term borrowings	11,327	5,545
Long-term debt	116,984	112,638
Other liabilities	60,661	63,496
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	4,602	6,150
Other assets	1,324	1,796
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	521	778
Other liabilities	SFr 116	SFr 578